ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2015
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	Year	Year
	Ended	Ended
	January	January
	31, 2015	31, 2014

Accounts payable	$34,956	$123,834
Accrued professional fees	20,847	46,952
Accrued general liabilities	8,206	39,103
Accrued taxes and related interest	63,687	37,414
	$127,696	$247,303